Employee benefits (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits (Textual)
Employee benefit bonus	$ 481	$ 462	$ 777
Employee benefits liability due grants	$ 265	$ 285